Other Post-Employment Benefits - Additional Information (Detail) - Other Post Employment Benefits [Member] - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Contribution to defined benefit plan		$ 10.4	$ 10.8
Estimate of contribution expected to be paid to plan	$ 13.1
Past service cost adjustment		3.8
Cost of sales [member]
Statement [Line Items]
Past service cost adjustment		3.4
Administrative And Selling Expenses [Member]
Statement [Line Items]
Past service cost adjustment		$ 0.4
Current Service Costs [Member] | Bottom of range [member]
Statement [Line Items]
Weighted average duration of defined benefit obligation		13 years 2 months 12 days
Current Service Costs [Member] | Top of range [member]
Statement [Line Items]
Weighted average duration of defined benefit obligation		27 years 10 months 24 days